Premises And Equipment, Net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Premises And Equipment, Net [Abstract]
Depreciation and amortization expense	$ 5.4	$ 5.0	$ 4.4
Rental expense	$ 1.2	$ 1.3	$ 1.3